Financial risk management - Disclosure of detailed information about hedging instruments (Details) £ in Millions	12 Months Ended
	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)	Mar. 31, 2023 $ / £	Mar. 31, 2023 € / £	Mar. 31, 2023 $ / €	Mar. 31, 2023	Mar. 31, 2022 $ / £	Mar. 31, 2022 € / £	Mar. 31, 2022 $ / €	Mar. 31, 2022	Mar. 31, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	£ 0	£ (57)	£ 67
Net gains/(losses) in respect of cost of hedging	(16)	1	20
Net gains (losses) in respect of net investment hedges	(198)	(125)	183
Other equity reserves – cost of hedging balances	(3,860)	(4,563)	(5,094)									£ (3,895)
Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(38)	(29)	£ (28)									£ (50)
Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	0	0
Net gains/(losses) in respect of cost of hedging	4	(7)
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	0	1
Reclassification of foreign currency translation reserve	0
Fair value hedges | Foreign currency and interest rate risk | USD | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							0.68%
Fair value hedges | Foreign currency and interest rate risk | USD | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							1.26%
Fair value hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.11	1.13			1.11	1.13
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | GBP | SONIA
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							0.84%				0.84%
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | USD | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis											0.68%
Fair value hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.20	1.17			1.24	1.17
Fair value hedges | Foreign currency and interest rate risk | Top of range | GBP | SONIA
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							3.74%				3.74%
Fair value hedges | Foreign currency and interest rate risk | Top of range | USD | LIBOR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis											1.15%
Fair value hedges | Foreign currency and interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Fair value hedges | Foreign currency and interest rate risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	25	49
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(43)	(21)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(559)	(310)
Fair value hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(11)	(15)
Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	136	(103)
Net gains/(losses) in respect of cost of hedging	4	16
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	(136)	43
Transferred to profit or loss in respect of cost of hedging	0	0
Reclassification of foreign currency translation reserve	0
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.30	1.08	1.13		1.30	1.08	1.13
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							0.976%				0.976%
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							2.095%				2.095%
Cash flow hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.66	1.24	1.15		1.66	1.24	1.15
Cash flow hedges | Foreign currency and interest rate risk | Top of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							7.41%				7.41%
Cash flow hedges | Foreign currency and interest rate risk | Top of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							3.864%				3.864%
Cash flow hedges | Foreign currency and interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Cash flow hedges | Foreign currency and interest rate risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	166	67
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(39)	(22)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(248)	(303)
Cash flow hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(12)	(16)
Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	10	(1)
Net gains/(losses) in respect of cost of hedging	0	0
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	0	0
Reclassification of foreign currency translation reserve	0
Cash flow hedges | Currency risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.20	1.10			1.34	1.04
Cash flow hedges | Currency risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.36	1.20			1.41	1.19
Cash flow hedges | Currency risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	6	1
Cash flow hedges | Currency risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	1	1
Cash flow hedges | Currency risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(6)	(37)
Cash flow hedges | Currency risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(1)	(8)
Cash flow hedges | Currency risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	0	0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	0	0
Net gains/(losses) in respect of cost of hedging	(24)	(7)
Net gains (losses) in respect of net investment hedges	(198)	(125)
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	1	(2)
Reclassification of foreign currency translation reserve	373
Closing foreign exchange rate | € / £									1.18
Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.18	1.12			1.22
Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.22	1.13			1.34
Net investment hedges | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	52	10
Net investment hedges | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	82
Net investment hedges | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0	(16)
Net investment hedges | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(15)	0
Net investment hedges | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	£ (27)	£ (3)